UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2005

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Leora R. Weiner, Esq.
Title:  Chief Compliance Officer/Corporate Counsel
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
      Leora R. Weiner        Beverly Hills, CA             May 12, 2005
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          30

Form 13F Information Table Value Total:   $14690738
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc.              COM              02209S103  1011884 15474606 SH       SOLE                 14306906           1167700
American Express Company       COM              025816109  1107726 21563667 SH       SOLE                 20065967           1497700
Bear Stearns Companies, Inc.   COM              073902108     3272    32753 SH       SOLE                    32753
CVS Corporation                COM              126650100   396203  7529520 SH       SOLE                  6775320            754200
Coca Cola Co.                  COM              191216100   418508 10043400 SH       SOLE                  9540500            502900
El Paso Corporation            COM              28336L109   565066 53408868 SH       SOLE                 49924168           3484700
Electronic Data Systems Corpor COM              285661104   913994 44218366 SH       SOLE                 41624366           2594000
Equity Office Properties Trust COM              294741103      696    23100 SH       SOLE                    23100
Fannie Mae                     COM              313586109   700323 12861761 SH       SOLE                 12014161            847600
Freddie Mac                    COM              313400301  1584743 25075054 SH       SOLE                 23584754           1490300
HCA Inc.                       COM              404119109   627988 11722750 SH       SOLE                 10982750            740000
Johnson & Johnson              COM              478160104   279433  4160700 SH       SOLE                  3919000            241700
Kraft Foods Inc. Class A       COM              50075n104   581007 17579630 SH       SOLE                 16293130           1286500
Lockheed Martin Corporation    COM              539830109      824    13500 SH       SOLE                    13500
Manpower Inc.                  COM              56418H100     2459    56500 SH       SOLE                    56500
Marsh & McLennan Companies Inc COM              571748102  1219252 40080600 SH       SOLE                 37339500           2741100
McDonald's Corporation         COM              580135101      489    15700 SH       SOLE                    15700
Merrill Lynch & Co., Inc.      COM              590188108   470600  8314480 SH       SOLE                  7770680            543800
Old Republic International Cor COM              680223104   170157  7306013 SH       SOLE                  6904793            401220
PepsiCo, Inc.                  COM              713448108     2885    54400 SH       SOLE                    54400
Pfizer Inc.                    COM              717081103  1057682 40261990 SH       SOLE                 37807190           2454800
Pitney Bowes Inc.              COM              724479100   255645  5665900 SH       SOLE                  5424900            241000
Safeway Inc.                   COM              786514208   352352 19015200 SH       SOLE                 17873000           1142200
Tenet Healthcare Corporation   COM              88033G100   629050 54557700 SH       SOLE                 51047400           3510300
The Interpublic Group of Compa COM              460690100   314593 25618305 SH       SOLE                 23987705           1630600
The Kroger Co.                 COM              501044101   528407 32963640 SH       SOLE                 30362540           2601100
Time Warner Inc.               COM              887317105   256511 14616014 SH       SOLE                 13476514           1139500
Tyco International Ltd.        COM              902124106   781336 23116435 SH       SOLE                 21678435           1438000
United Technologies Corporatio COM              913017109     1525    15000 SH       SOLE                    15000
Wyeth                          COM              983024100   456129 10813861 SH       SOLE                 10127861            686000